13 Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2019
Financial Assets And Financial Liabilities
Financial assets and financial liabilities

13       Financial assets and financial liabilities

13.1 Financial assets

Financial assets	2019	2018
At amortized cost
Cash and cash equivalents	943,209	62,260
Restricted cash	16,841	18,810
Trade receivables	135,240	63,680
Related parties	-	1,598
Total	1,095,290	146,348
Current	1,083,436	120,705
Non-current	11,854	25,643

Derivatives not designated as hedging instruments
Cross-currency interest rate swaps	-	1,219
Total	-	1,219
Current	-	556
Non-current	-	663

Debt instruments at amortized cost include trade receivables and receivables from related parties. Financial assets at amortized cost also include cash and cash equivalents and restricted cash.

Derivatives not designated as hedging instruments reflect the positive change in fair value of cross-currency interest rate swaps that are not designated in hedge relationships, but are intended to mitigate the foreign currency risk for the loan denominated in Euros.

13.2 Financial liabilities

Financial liabilities	2019	2018
At amortized cost
Trade payables	17,628	8,104
Loans and financing	60,357	77,829
Lease liabilities	284,515	-
Accounts payable to selling shareholders	300,237	177,730
Advances from customers	36,860	13,737
Total	699,597	277,400
Current	262,671	137,509
Non-current	436,926	139,891

Derivatives not designated as hedging instruments
Cross-currency interest rate swaps	757	-
Total	757	-
Current	757	-
Non-current	-	-

13.2.1 Loans and financing

Financial institution	Currency	Interest rate	Maturity	2019	2018

Itaú Unibanco S.A.	Euro	1.01% p.y.	2020	52,959	77,829
Itaú Unibanco S.A.	Brazilian real	1.22% a 1.26% p.m.	2020	648	-
FINEP	Brazilian real	TJLP p.y.	2027	6,750	-
				60,357	77,829
Current				53,607	26,800
Non-current				6,750	51,029

On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), 2019 and maturity in 2027. The first tranche of R$ 6,734 was drawdown in October, 2019 in order to develop the Medical web series. There is no financial covenant related to this agreement. The loan is guaranteed by bank warranty in the amount of R$ 6,734.

On November 16, 2018, Afya Brazil entered into a euro-denominated loan agreement with Itaú Unibanco S.A. in the amount of R$74,980 (equivalent to €17,500 thousand). The loan accrues interest at 1.01% per year and is repayable in three equal installments on November 18, 2019, May 18, 2020 and November 12, 2020. The loan agreement contains a financial covenant requiring Afya Brazil to maintain a Net Debt to EBITDA ratio less or equal to: 2.2x during 2018 and 2019 and 1.8x in 2020. The Company is in compliance with the financial ratio at December 31, 2019. The loan is guaranteed by financial investments in the amount of R$ 14,788 as of December 31, 2019 (R$18,810 as of December 31, 2018), as disclosed in Note 7.

On November 21, 2018, Afya Brazil entered into cross-currency interest rate swaps in order to mitigate the foreign exchange exposure related to a loan denominated in Euros. The swap agreements are comprised of derivative assets to swap the foreign exchange exposure (Euros to Brazilian real) and derivative liabilities for the interest rate swap (1.01% p.y. to 128% of CDI). The swap agreements have three maturities on November 18, 2019, May 18, 2020 and November 12, 2020. The table below summarizes the notional and fair value amounts of the swap agreements as of December 31, 2019 and 2018.

		Fair value
Cross-currency interest rate swap agreements	Principal amount (notional)	2019	2018

Asset position: Euros + 1.01% p.y.	49,165	53,045	78,813
Liability position: 128% of CDI	(49,165)	(53,802)	(77,594)
Net position – assets (liabilities)	-	(757)	1,219
Current assets (liabilities)		(757)	556
Noncurrent assets (liabilities)		-	663

13.2.2 Leases

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. The Company has lease contracts for properties. The maturity of the lease contracts generally have lease terms between 5 and 30 years. There are no sublease and variable payments in-substance lease agreements in the period.

Set out below are the carrying amounts of right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As at January 1, 2019	212,360	212,360
Additions	19,100	19,100
Business combinations	61,145	61,365
Depreciation expense	(18,330)	-
Interest expense	-	31,469
Payments of lease liabilities	-	(39,779)
As at December 31, 2019	274,275	284,515
Current	-	22,693
Non-current	274,275	261,822

The Company recognized lease expense from short-term leases and low-value assets of R$ 4,494 for the year ended December 31, 2019.

13.2.3 Accounts payable to selling shareholders

	2019	2018

Acquisition of CCSI (a)	-	8,990
Acquisition of IESP (b)	75,450	115,656
Acquisition of FADEP (c)	18,745	53,084
Acquisition of FASA (d)	105,306	-
Acquisition of IPEMED (e)	45,646	-
Acquisition of IPEC (f)	55,090	-
	300,237	177,730
Current	131,883	88,868
Non-current	168,354	88,862

	2019	2018

Opening balance	177,730	-
Cash flows	(92,688)	-
Acquisition of IPEC	54,000	-
Interest	17,977	1,687
Business combinations	144,538	176,043
Compensation of legal proceedings disbursement	(1,320)	-
Closing balance	300,237	177,730

(a)	On May 30, 2018, Afya Brazil acquired 60% of CCSI and the amount payable is adjusted by the IGP-M inflation rate and was settled in December 2019.

(b)	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 is payable in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.

(c)	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.

(d)	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 is payable in April 2020; R$ 29,770 is payable in April 2021; and R$ 29,770 is payable in April 2022, adjusted by the IPCA rate + 4.1% per year.

(e)	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(f)	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

13.3 Fair values

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2019		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Restricted cash	16,841	16,841	18,810	18,810
Trade receivables (non-current)	9,801	9,801	5,235	5,235
Derivatives	-	-	1,219	1,219
Total	26,642	26,642	25,264	25,264

Financial liabilities
Loans and financing	60,357	60,443	77,829	78,813
Lease liabilities	284,515	284,515	-	-
Accounts payable to selling shareholders	300,237	300,237	177,730	177,730
Derivatives	757	757	-	-
Total	645,866	645,952	255,559	256,543

The Company assessed that the fair values of cash and cash equivalents, restricted cash, trade receivables, other assets, trade payables, advances from customers and other liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

Derivatives not designated as hedging instruments are recorded at fair value.

The fair value of interest-bearing borrowings and loans are determined by using the DCF method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk at December 31, 2019 was assessed to be insignificant.

13.4. Financial instruments risk management objectives and policies

The Company’s principal financial liabilities, other than derivatives, comprise loans and financing, accounts payable to selling shareholders, trade payables and advances from customers. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade receivables, cash and cash equivalents and financial investments classified as restricted cash that derive directly from its operations. The Company has also entered into derivative transactions to protect its exposure to foreign currency risk.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

13.4.1 Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate risk and foreign currency risk.

The sensitivity analysis in the following sections relate to the position as at December 31, 2019.

(i)      Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents and financial investments classified as restricted cash with floating interest rates and accounts payable to selling shareholders.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in the current interest rates on cash equivalents, restricted cash, loans and financing and derivatives and accounts payable to selling shareholders. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

				Increase / decrease in basis points
	Balance as of 12/31/2019	Index – % per year	Base rate	+75	-75	+150	-150

Cash equivalents	930,117	99.22% CDI	41,529	6,976	(6,976)	13,952	(13,952)
Restricted cash	16,841	96.96% CDI	735	126	(126)	253	(253)
Swap – Liability Position	(49,165)	128% CDI	2,832	(369)	369	(737)	737
Accounts payable to selling shareholders	(75,450)	CDI	3,395	(566)	566	(1,132)	1,132
Accounts payable to selling shareholders	(45,646)	CDI	2,113	(352)	352	(704)	704
Accounts payable to selling shareholders	(55,090)	CDI	2,479	(413)	413	(826)	826
Loans and financing	(6,750)	TJLP p.y.	388	(51)	51	(101)	101
Accounts payable to selling shareholders	(18,745)	SELIC	844	(141)	141	(281)	281
Accounts payable to selling shareholders	(105,306)	IPCA+4.1%	8,856	(790)	790	(1,580)	1,580

(ii)     Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to the loan denominated in Euros in the amount of R$52,959 as of December 31, 2019 (December 31, 2018: R$77,829) and cash and cash equivalents denominated in U.S. dollars in the amount of R$2,529 as of December 31, 2019.

The Company manages its foreign currency risk by entering in cross-currency interest rate swap agreement to mitigate its exposure to the loan denominated in Euros with the same notional amount and loan’s maturities.

Foreign currency sensitivity

The following table demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the Euro exchange rate (R$4.439 to Euro 1.00) as of December 31, 2019, with all other variables held constant.

	Exposure	+10%	-10%
As of December 31, 2019
Cash and cash equivalents	2,529	253	(253)
Loans and financing	(52,959)	(5,296)	5,296
	(50,430)	(5,043)	5,043

The cross-currency interest rate swaps mitigate the effects of foreign exchange rates on the loan denominated in Euros.

13.4.2 Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents and restricted cash.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 8 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is management by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2019 and 2018 is the carrying amounts of its financial assets.

13.4.3 Liquidity risk

The Company’s Management has responsibility for monitor liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	17,628	-	-	-	17,628
Loans and financing	54,507	3,537	2,517	1,926	62,487
Lease liabilities	44,139	81,326	76,013	502,831	704,309
Accounts payable to selling shareholders	137,608	182,535	12,072	-	332,215
Advances from customers	36,860	-	-	-	36,860
Derivatives	757	-	-	-	757
	291,499	267,398	90,602	504,757	1,154,256

13.5 Changes In liabilities arising from financing activities

	January 1, 2019	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2019
Loans and financing	77,829	(75,093)	7,383	6,025	1,126	43,087	-	60,357
Lease liabilities	212,360	(39,779)	19,100	31,469	-	61,365	-	284,515
Dividends payable	4,107	(51,812)	51,812	-	-	-	(4,107)	-
Total	294,296	(166,684)	78,295	37,494	1,126	104,452	(4,107)	344,872

	January 1, 2018	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2018
Loans and financing	3,823	(6,492)	74,980	2,821	2,697	-	-	77,829
Related parties	106	(106)	-	-	-	-	-	-
Dividends payable	14,888	(5,845)	-	-	-	-	(4,936)	4,107
Total	18,817	(12,443)	74,980	2,821	2,697	-	(4,936)	81,936

	January 1, 2017	Payments	Addition	Interest	Foreign exchange movement	Business combination	Other	December 31, 2017
Loans and financing	4,944	(1,135)	-	-	-	-	14	3,823
Related parties	590	(484)	-	-	-	-	-	106
Dividends payable	4,107	(2,506)	-	-	-	-	13,290	14,888
Total	9,641	(4,125)	-	-	-	-	13,304	18,817